Short-Term Investments	6 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
Short-term investments

Note 5 — Short-term investments

Short-term investments consist of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
Marketable securities	2,062,818,597	1,783,257,278	261,824,029

Fair value disclosure:

December 31, 2025
	December 31,	Fair Value
	2025	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	2,062,818,597	2,062,818,597	-	-

June 30, 2026
	June 30,	Fair Value
	2026	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	1,783,257,278	1,783,257,278	-	-

There is no transfer between the levels for the periods presented.

As of December 31, 2025 and June 30, 2026, short-term investments amounted to RMB 2,062,818,597 and RMB 1,783,257,278 (USD 261,824,029), respectively. The fair value change resulted in unrealized and realized investment loss of approximately RMB 180,285,879 (USD 26,470,199).